Financial Instruments - Additional Information (Detail) shares in Millions, $ in Millions, £ in Billions	1 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) BasisPoint shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 GBP (£) BasisPoint shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 2,000
Borrowings		3,277		$ 4,761
Notional amount		999		999
Foreign currency translation adjustments to OCI		130		(317)
Cash and cash equivalents		1,298		1,069			$ 778
Trade and other receivables		1,122		1,069
Other financial assets		$ 289		282
Percent of change in revenue due to foreign currency translation		1.00%			1.00%
Purchase price		$ 1,216		191
Derivative financial assets		$ 65		42
Percentage strengthening of US dollar against other foreign currencies		10.00%	10.00%
Target net debt to adjusted EBITDA		2.5	2.5
Foreign exchange gains		$ (132)		328
Equity method investments		2,030		6,199
Market value of LSEG shares		$ 1,900		6,200
Percentage of cash and cash equivalents held by a rated institutions		93.00%			93.00%
Lseg Shares [Member]
Disclosure of detailed information about financial instruments [Line Items]
Equity method investments		$ 190
Equity interests of acquirer		$ 1,900		$ 6,200
Percentage of increase decrease in share price due to indirect investment in LSEG		10.00%			10.00%
Number of shares held in associate | shares		16.0		72.0	16.0	72.0
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains		$ 132		$ 328
Credit Facility Covenant- Acquisitions [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchase price		500
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		65		42
Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount		$ 1,600		5,000	£ 1.2	£ 3.9
Number of shares sold that relate to company ownership | shares		43.8	43.8
Proceeds from settlement of derivative financial liabilities		$ 151
Notional amount of foreign exchange contracts settled		3,500	£ 2.7
Foreign Exchange Contracts [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		26		309
Forward interest rate swaps - cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains		1		1
Credit risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		1,298		1,069
Trade and other receivables		1,122		1,069
Derivative financial assets		$ 123		388
Cross-currency interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Hedge ratio of swap to debt amounts		1:1	1:1
Cross-currency interest rate swaps [member] | Forward interest rate swaps - cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets		$ 65		42
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs		2,000
Borrowings		$ 130		$ 1,048
Notes, Debentures and Commercial Paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Note Interest Rate		4.20%		4.30%	4.20%	4.30%
Credit Facility Maturing in 2027 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 2,000
Maturity date		November 2027	November 2027
Borrowings		$ 0		$ 0
Maximum CreditFacility Agreement		$ 2,600
Ratio of net debt to ebitda under credit facility		0.7	0.7
Basis point adjustment to reference interest rate		102.5			102.5
Additional commitment from lenders		$ 600
4.30% notes, due 2023 [member]
Disclosure of detailed information about financial instruments [Line Items]
Maturity date				2023
Note Interest Rate	4.30%			4.30%		4.30%
Notional amount				$ 600
Debt instrument principal amount repaid.	$ 600
Top of range [member] | Credit Facility Maturing in 2027 [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		4.5			4.5
Top of range [member] | Credit Facility Maturing in 2027 [member] | Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda		5			5
Interest Bearing Assets [Member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents		$ 1,298		$ 1,069
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss before tax assets		$ 9
Percentage of reasonably possible decrease in unobservable input assets | BasisPoint		100			100
Percentage of reasonably possible increase in unobservable input, assets | BasisPoint		100			100